Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
Differences between income taxes computed by applying the U.S. federal income tax rate to income (loss) from operations before income taxes and the provision (benefit) for income taxes were as follows:

	Successor Company				Predecessor Company
	For the Year Ended December 31, 2017		February 1 to December 31, 2016		January 1 to January 31, 2016		For the Year Ended December 31, 2015
Income (loss) from operations before income taxes	$114.7		$(51.7)		$(12.8)		$148.1
Tax provision (benefit) at U.S. Federal statutory rate	40.2	35.0%	(18.1)	35.0%	(4.5)	35.0%	51.8	35.0%
Increase (reduction) in rate resulting from:
Impact of change in enacted tax rates on deferred tax balances	(151.0)	(131.6)	—	—	—	—	—	—
Investment tax credits	(37.0)	(32.3)	(52.0)	100.8	(4.1)	32.0	(79.8)	(53.9)
Other	2.4	2.1	(0.4)	0.6	(0.3)	2.4	(2.3)	(1.5)
Provision (benefit) for income taxes	$(145.4)	(126.8)%	$(70.5)	136.4%	$(8.9)	69.4%	$(30.3)	(20.4)%

Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the tax effects of temporary differences that gave rise to the deferred income tax assets and liabilities. Deferred income tax assets and liabilities were measured at a corporate tax rate of 21% and 35%, respectively, as of December 31, 2017 and 2016.

	As of December 31, 2017	As of December 31, 2016
Deferred income tax assets:
Adjustments to life policy liabilities	$452.6	$840.8
Deferred policy acquisition costs	—	36.6
Other	13.3	21.9
Total deferred income tax assets	465.9	899.3
Deferred income tax liabilities:
Deferred policy acquisition costs	24.4	—
Basis adjustment on securities	210.4	462.0
Unrealized gains on investment securities (net of DAC and VOBA adjustment: $16.9 and $7.5, respectively)	146.5	76.0
Intangible assets	325.7	605.1
Other	10.0	9.6
Total deferred income tax liabilities	717.0	1,152.7
Deferred income tax liability, net	$251.1	$253.4